SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in six operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the CODM to make decisions about resources to be allocated to the segment and assess its performance. Segment performance is measured based on income from investments in associates, joint ventures and other investments for India and JVs and operating income for the other operating segments. The Company CODM is the Executive Office comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the
Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•North America represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States. North America produces hot briquetted iron and flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. North America also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the North America operations includes sourcing from iron ore captive mines in Mexico to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products.
•India and JVs includes all of the Company's interests in joint ventures, associates and other investments. India is a high growth vector of the Company, with its assets well-positioned to grow with the domestic market.
•Sustainable Solutions is focused on growing niche businesses providing vital added-value support to growing sustainable related applications from a low-carbon, capital light asset base. These businesses include: a) Building solutions: product offerings include sandwich panels (e.g. insulation), profiles and turnkey pre-fabrication solutions to assist building in smarter ways and reduce the carbon footprint of buildings; b) Projects: product range includes plates, pipes & tubes, wire ropes, reinforced steels, providing high-quality & sustainable steel solutions for energy projects and supporting offshore wind, energy transition and onshore construction; c) Industeel: electric arc furnace based capacity for high quality steel grades designed to meet demanding customer specifications (e.g. XCarb® for wind turbines) and supplying a wide range of industries (energy, chemicals, mechanical engineering, machinery, infrastructure, defense & security); d) Renewables: investments in renewable energy projects; e) Metallics: investment and development of the Company’s scrap recycling and collection capabilities; f) Distribution & service centers: European services processor including slitting, cut-to-length, multi blanking, and press blanking and operating through an extensive network.
•Mining segment comprises the mines owned by ArcelorMittal in Canada and Liberia. It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others*	Elimination	Total
Six months ended June 30, 2026
Sales to external customers	6,947	4,647	13,435	—	5,000	766	1,423	—	32,218
Intersegment sales**	21	1,314	1,808	—	612	931	213	(4,899)	—
Operating income (loss)	539	497	649	—	153	308	(350)	12	1,808
Depreciation and amortization	(332)	(238)	(549)	—	(113)	(170)	(127)	—	(1,529)
Income from investments in associates, joint ventures and other investments	—	—	—	366	—	—	—	—	366
Capital expenditures	522	332	767	—	148	501	113	(10)	2,373
Six months ended June 30, 2025
Sales to external customers	5,964	4,748	13,163	—	4,648	588	1,613	—	30,724
Intersegment sales**	15	716	1,708	—	657	1,004	219	(4,319)	—
Operating income (loss)	2,198	169	240	—	114	449	(377)	(36)	2,757
Depreciation and amortization	(277)	(176)	(563)	—	(101)	(133)	(103)	—	(1,353)
Acquisition gain of Calvert	1,858	—	—	—	—	—	—	—	1,858
Impairment	—	—	(194)	—	—	—	—	—	(194)
Income from investments in associates, joint ventures and other investments	—	—	—	346	—	—	—	—	346
Capital expenditures	223	319	623	—	130	443	128	(13)	1,853
*Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa. Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2026	2025
Operating income	1,808	2,757
Income from investments in associates, joint ventures and other investments	366	346
Gain on disposal of investments in associates, joint ventures and other investments (note 4)	302	—
Impairment of investments in associates, joint ventures and other investments (note 4)	(262)	—
Financing costs - net	(635)	2
Income before taxes	1,579	3,105
Income tax expense	(311)	(454)
Net income (including non-controlling interests)	1,268	2,651
Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2026	2025
Americas
United States [1]	4,981	4,509
Brazil [2]	3,808	3,529
Canada	1,721	1,554
Mexico	1,315	1,184
Argentina	368	418
Others Americas	470	483
Total Americas	12,663	11,677
Europe
Germany	3,010	2,884
France	2,256	2,107
Poland	2,312	2,216
Spain	2,100	1,944
Italy	1,357	1,270
Belgium	859	769
Netherlands	677	611
United Kingdom	670	824
Czech Republic	639	575
Turkey	501	463
Ukraine	264	280
Romania	233	220
Others Europe	2,044	2,216
Total Europe	16,922	16,379
Asia & Africa
South Africa	695	798
Morocco	458	454
Rest of Africa	113	173
China	687	545
South Korea	183	123
India	173	199
Rest of Asia	324	376
Total Asia & Africa	2,633	2,668
Total	32,218	30,724
1.United States include sales from AMTBA and Calvert from April 1, 2025 and June 18, 2025, respectively.
2.Brazil include sales from Tuper acquired on May 5, 2025.
Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2026	2025
Flat products	18,181	17,166
Long products	6,133	6,412
Tubular products	927	968
Mining products	855	664
Others	6,122	5,514
Total	32,218	30,724
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2026 and 2025, respectively:

Six months ended June 30, 2026	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,169	4,166	11,864	4,461	—	923	27,583
Non-steel sales [1]	258	92	396	284	749	314	2,093
By-product sales [2]	58	96	419	22	—	86	681
Other sales [3]	462	293	756	233	17	100	1,861
Total	6,947	4,647	13,435	5,000	766	1,423	32,218

Six months ended June 30, 2025	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	5,421	4,356	11,587	4,221	—	1,168	26,753
Non-steel sales [1]	283	60	417	230	574	289	1,853
By-product sales [2]	52	86	460	63	—	68	729
Other sales [3]	208	246	699	134	14	88	1,389
Total	5,964	4,748	13,163	4,648	588	1,613	30,724
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron.
2.By-products sales mainly relate to slag, waste and coke by-products.
3.Others mainly include the Company's operations in Ukraine and South Africa, shipping and other services.